LOANS - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 9,201,665	$ 8,824,214
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	7,011,217	6,736,493
Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	160,825	63,850
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	70,032	111,349
Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial & Industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	2,465,877	2,514,661
Commercial & Industrial | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	2,324,021	2,432,834
Commercial & Industrial | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	100,954	24,594
Commercial & Industrial | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	40,902	57,233
Commercial & Industrial | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Construction real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	493,182	548,935
Construction real estate | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	493,182	548,323
Construction real estate | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	603
Construction real estate | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	9
Construction real estate | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,194,651	3,754,681
Commercial real estate | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,108,752	3,664,434
Commercial real estate | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	59,383	38,653
Commercial real estate | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	26,516	51,594
Commercial real estate | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Lease financing
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	88,364	93,415
Lease financing | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	85,262	90,902
Lease financing | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	488	0
Lease financing | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	2,614	2,513
Lease financing | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Total commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	7,242,074	6,911,692
Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,055,949	955,646
Residential Real Estate | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,040,787	939,936
Residential Real Estate | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	15,162	15,710
Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	771,869	817,282
Home equity | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	766,169	811,108
Home equity | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,700	6,174
Installment
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	82,589	93,212
Installment | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	82,385	93,038
Installment | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	204	174
Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	49,184	46,382
Credit card | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	48,983	46,382
Credit card | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	201	0
Total consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,959,591	1,912,522
Total consumer loans | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,938,324	1,890,464
Total consumer loans | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 21,267	$ 22,058